Disposal of Assets - Additional Information (Detail) - USD ($) $ in Millions			12 Months Ended
	Jan. 18, 2022	Nov. 15, 2021	Dec. 31, 2023	Dec. 31, 2022	Aug. 08, 2023	Dec. 31, 2021
Disposal of assets [line item]
Assets held for sale			$ 826
Liabilities directly associated with assets held for sale			94
Impairment of assets reclassification to held for sale			0
Deferred tax benefits due to reduction in liability held for sale basis			78
Pluto Train 2 Joint Venture [member]
Disposal of assets [line item]
Percentage of sale of nonoperating participating interest In joint venture		49.00%
Carrying value of participating interest						49.00%
Proportion of voting rights held in joint venture	51.00%	100.00%
Disposal group consideration received on sale of assets				$ 427
Revaluation surplus			71
Global Infrastructure Partners [member] | Pluto Train 2 Joint Venture [member]
Disposal of assets [line item]
Percentage of sale of nonoperating participating interest In joint venture		49.00%
Proportion of voting rights held in joint venture	49.00%
Proportion of ownership interest in joint venture	49.00%
Additional construction capital expenditure commitment to joint ventures		$ 822
Commitments in relation to joint ventures for development project expenditure		$ 5,800
Scarborough [Member]
Disposal of assets [line item]
Assets reclassified to held for sale			3
Liabilities directly associated with assets held for sale			$ 0
Percentage of goodwill allocated to the participating interest			10.00%
Scarborough [Member] | AUSTRALIA
Disposal of assets [line item]
Assets held for sale			$ 823
Liabilities directly associated with assets held for sale			$ 94
Scarborough [Member] | L And G Japan [Member] | AUSTRALIA
Disposal of assets [line item]
Percentage of sale of interest sold					10.00%
Disposal group including discontinued operation consideration receivable					$ 500
Amount payable due to cost overuns maximum					$ 50